Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 52,654	$ 4,076	$ 8,295
Accrued expenses	82,709	68,290	32,994
Accrued interest	117,674	44,099	36,653
Total Accounts Payable and Accrued Liabilities	253,037	116,465	77,942
Accounts payable - fuel	290,080	211,523	51,125
Accrued payroll	33,355	160,417
Settlement payable	300,000	300,000
Acquisition consideration payable in shares	375,000	750,000
Signing and performance bonus payable in shares	600,000	1,200,000
Total Accounts Payable and Accrued Liabilities, Related Parties	$ 1,598,435	$ 2,621,940	$ 51,125